Leuthold Select Industries Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 99.14%
Air Freight & Logistics - 3.89%
Atlas Air Worldwide Holdings, Inc. (a)	1,163	$117,230
CH Robinson Worldwide, Inc.	1,007	92,201
Expeditors International of Washington, Inc.	919	95,503
Hub Group, Inc. - Class A (a)	1,032	82,034
United Parcel Service, Inc. - Class B	697	121,166
		508,134
Beverages - 3.00%
Anheuser-Busch InBev-SPN - ADR	1,109	66,584
Diageo PLC - ADR	363	64,683
Keurig Dr Pepper, Inc.	1,810	64,545
MGP Ingredients, Inc.	472	50,211
Molson Coors Beverage Co. - Class B	1,022	52,654
PepsiCo, Inc.	517	93,401
		392,078
Biotechnology - 2.51%
AbbVie, Inc.	1,373	221,891
Regeneron Pharmaceuticals, Inc. (a)	148	106,780
		328,671
Commercial Services & Supplies - 3.01%
ABM Industries, Inc.	1,500	66,630
Clean Harbors, Inc. (a)	569	64,934
Republic Services, Inc.	1,010	130,280
Waste Management, Inc.	836	131,152
		392,996
Distributors - 1.06%
LKQ Corp.	2,601	138,919

Electronic Equipment, Instruments & Components - 1.22%
Corning, Inc.	2,408	76,912
Jabil, Inc.	1,205	82,181
		159,093
Food & Staples Retailing - 5.24%
Albertsons Cos, Inc.	2,299	47,681
BJ's Wholesale Club Holdings, Inc. (a)	2,809	185,843
Costco Wholesale Corp.	505	230,533
The Kroger Co.	1,871	83,409
Walmart, Inc.	969	137,395
		684,861
Food Products - 0.72%
Archer-Daniels-Midland Co.	1,020	94,707

Health Care Equipment & Supplies - 1.20%
Abbott Laboratories	1,433	157,329

Health Care Providers & Services - 10.50%
AmerisourceBergen Corp.	435	72,084
Cardinal Health, Inc.	897	68,952
Centene Corp. (a)	2,318	190,099
CVS Health Corp.	1,214	113,133
Elevance Health, Inc.	501	256,998
Humana, Inc.	478	244,827
McKesson Corp.	176	66,021
UnitedHealth Group, Inc.	681	361,053
		1,373,167
Household Durables - 6.40%
D.R. Horton, Inc.	2,162	192,721
KB Home	1,606	51,151
Lennar Corp. - Class A	1,293	117,017
MDC Holdings, Inc.	2,147	67,845
Meritage Homes Corp. (a)	923	85,101
PulteGroup, Inc.	3,274	149,065
Taylor Morrison Home Corp. (a)	2,467	74,873
Toll Brothers, Inc.	1,987	99,191
		836,964
Insurance - 7.02%
Arch Capital Group, Ltd. (a)(b)	2,037	127,883
Axis Capital Holdings, Ltd. (b)	1,087	58,883
Chubb, Ltd. (b)	969	213,761
Reinsurance Group of America, Inc.	800	113,672
The Allstate Corp.	765	103,734
The Travelers Cos, Inc.	1,134	212,614
W.R. Berkley Corp.	1,209	87,737
		918,284
IT Services - 2.47%
Mastercard, Inc. - Class A	519	180,472
Visa, Inc. - Class A	689	143,147
		323,619
Life Sciences Tools & Services - 2.52%
Danaher Corp.	634	168,276
Thermo Fisher Scientific, Inc.	293	161,352
		329,628
Machinery - 3.22%
AGCO Corp.	414	57,418
Allison Transmission Holdings, Inc.	1,254	52,166
Caterpillar, Inc.	405	97,022
Deere & Co.	216	92,612
PACCAR, Inc.	675	66,805
Terex Corp.	1,279	54,639
		420,662
Metals & Mining - 5.21%
Rio Tinto PLC - LN Shares - ADR	2,694	191,813
Southern Copper Corp. (b)	2,767	167,099
Steel Dynamics, Inc.	1,084	105,907
Teck Resources, Ltd. - Class B (b)	3,214	121,553
United States Steel Corp.	3,777	94,614
		680,986
Multiline Retail - 2.67%
Target Corp.	2,341	348,903

Oil, Gas & Consumable Fuels - 12.10%
APA Corp.	3,227	150,636
BP PLC - ADR	4,890	170,808
California Resources Corp.	1,696	73,793
Chord Energy Corp.	617	84,412
EOG Resources, Inc.	1,282	166,045
Equinor ASA - ADR	4,261	152,586
Exxon Mobil Corp.	2,176	240,013
Imperial Oil, Ltd.	2,183	106,399
Marathon Oil Corp.	5,289	143,173
Shell PLC - ADR	3,126	178,026
Suncor Energy, Inc. (b)	3,119	98,966
Woodside Energy Group, Ltd. - ADR	731	17,697
		1,582,554
Paper & Forest Products - 1.54%
Louisiana-Pacific Corp.	1,962	116,150
West Fraser Timber Co Ltd. (b)	1,183	85,519
		201,669
Pharmaceuticals - 3.70%
Johnson & Johnson	1,180	208,447
Merck & Co., Inc.	2,480	275,156
		483,603
Semiconductors & Semiconductor Equipment - 7.64%
Applied Materials, Inc.	2,468	240,334
KLA Corp.	509	191,908
Lam Research Corp.	725	304,717
MKS Instruments, Inc.	938	79,477
SolarEdge Technologies, Inc. (a)(b)	643	182,143
		998,579
Software - 3.87%
Adobe, Inc. (a)	297	99,949
Microsoft Corp.	1,696	406,735
		506,684
Specialty Retail - 2.89%
AutoNation, Inc. (a)	907	97,321
Penske Automotive Group, Inc.	1,064	122,285
The Home Depot, Inc.	286	90,336
Williams-Sonoma, Inc.	593	68,148
		378,090
Technology Hardware, Storage & Peripherals - 2.73%
Apple, Inc.	2,752	357,567

Trading Companies & Distributors - 2.81%
MSC Industrial Direct Co., Inc. - Class A	516	42,157
Triton International, Ltd. (b)	1,016	69,880
United Rentals, Inc. (a)	471	167,403
WESCO International, Inc. (a)	698	87,390
		366,830
TOTAL COMMON STOCKS (Cost $9,505,094)		12,964,577

SHORT-TERM INVESTMENTS - 0.98%
Money Market Funds - 0.98%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 4.06% (c)	127,426	127,426
TOTAL SHORT-TERM INVESTMENTS (Cost $127,426)		127,426

Total Investments (Cost $9,632,520) - 100.12%		13,092,003
Liabilities in Excess of Other Assets - (0.12)%		(15,447)
TOTAL NET ASSETS - 100.00%		$13,076,556

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Select Industries Fund

Summary of Fair Value Exposure at December 31, 2022 (Unaudited)
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2022:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$12,964,577	$–	$–	$12,964,577
Short-Term Investments	127,426	–	–	127,426

Total Investments in Securities	$13,092,003	$–	$–	$13,092,003

The Fund did not invest in any Level 3 securities during the period.